INVESTMENT SECURITIES (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Available-for-sale debt securities:
Mengmei Life Pty. Ltd ("Mengmei")(a).			¥ 23,523,746
Equity securities with readily determinable fair value:
Equity securities with readily determinable fair value	¥ 50,000		55,302
Total	50,000	$ 7,663	23,579,048
Warrant to purchase Mengmei's interests(a).
Equity securities with readily determinable fair value:
Equity securities with readily determinable fair value			5,302
Others.
Equity securities with readily determinable fair value:
Equity securities with readily determinable fair value	¥ 50,000		¥ 50,000